Annual Total Returns[BarChart] - SA Columbia Technology Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.59%)	7.78%	26.12%	24.80%	10.04%	16.87%	35.15%	(8.15%)	55.65%	45.74%